Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Destiny Portfolios
Entity Central Index Key	0000035331
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Fidelity Advisor Diversified Stock Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Diversified Stock Fund
Class Name	Fidelity Advisor® Diversified Stock Fund Class Z
Trading Symbol	FZACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Diversified Stock Fund for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 47	0.44%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending September 30, 2025, extending a historically fast rebound that began in early April, supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reduction since December.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P 500® index for the fiscal year, led by the consumer discretionary sector. Picks in financials also hampered the fund's result, as did an overweight in materials.
•The largest individual relative detractor was our stake in UnitedHealth Group (-49%). The stock was not held at period end. An underweight in Palantir Technologies (+390%), an investment we established this period, also hurt. Another notable relative detractor was an underweight in Tesla (+70%), however this period we increased exposure to the stock.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in materials. Investment choices and an underweight in consumer staples also boosted the portfolio's relative return. Stock picking in information technology, primarily within the semiconductors & semiconductor equipment industry, helped as well.
•The top individual relative contributor was an overweight in GE Vernova (+137%), where we decreased our investment in this stock this period. A non-benchmark position in Agnico Eagle Mines (+117%) also helped, followed by an outsized stake in Amphenol (+92%).
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to health care stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2015 through September 30, 2025. Initial investment of $10,000. Class Z $10,000 $11,500 $13,683 $16,559 $16,106 $20,370 $26,185 $21,610 $26,547 $36,698 $42,183 S&P 500® Index $10,000 $11,543 $13,691 $16,143 $16,830 $19,380 $25,194 $21,296 $25,900 $35,315 $41,530 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class Z 14.94% 15.67% 15.48% S&P 500® Index 17.60% 16.47% 15.30% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,835,245,388
Holdings Count | shares	235
Advisory Fees Paid, Amount	$ 15,468,639
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$3,835,245,388
Number of Holdings	235
Total Advisory Fee	$15,468,639
Portfolio Turnover	85%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 34.3 Consumer Discretionary 12.4 Communication Services 12.2 Financials 12.1 Industrials 8.7 Health Care 7.5 Materials 4.3 Consumer Staples 2.3 Energy 2.0 Real Estate 1.5 Utilities 1.3 Common Stocks 98.2 Preferred Stocks 0.4 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 Preferred Stocks - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 United States 90.3 Canada 2.2 Taiwan 1.8 China 1.5 Netherlands 0.9 Italy 0.7 United Kingdom 0.7 Brazil 0.6 France 0.4 Others 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.3 Canada - 2.2 Taiwan - 1.8 China - 1.5 Netherlands - 0.9 Italy - 0.7 United Kingdom - 0.7 Brazil - 0.6 France - 0.4 Others - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 9.5 Microsoft Corp 7.8 Apple Inc 5.5 Alphabet Inc Class C 4.3 Amazon.com Inc 4.2 Meta Platforms Inc Class A 3.7 Broadcom Inc 1.9 Taiwan Semiconductor Manufacturing Co Ltd ADR 1.8 Mastercard Inc Class A 1.5 Boeing Co 1.3 41.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Diversified Stock Fund - Class O
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Diversified Stock Fund
Class Name	Fidelity Advisor® Diversified Stock Fund Class O
Trading Symbol	FDESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Diversified Stock Fund for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class O	$ 44	0.41%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending September 30, 2025, extending a historically fast rebound that began in early April, supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reduction since December.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P 500® index for the fiscal year, led by the consumer discretionary sector. Picks in financials also hampered the fund's result, as did an overweight in materials.
•The largest individual relative detractor was our stake in UnitedHealth Group (-49%). The stock was not held at period end. An underweight in Palantir Technologies (+390%), an investment we established this period, also hurt. Another notable relative detractor was an underweight in Tesla (+70%), however this period we increased exposure to the stock.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in materials. Investment choices and an underweight in consumer staples also boosted the portfolio's relative return. Stock picking in information technology, primarily within the semiconductors & semiconductor equipment industry, helped as well.
•The top individual relative contributor was an overweight in GE Vernova (+137%), where we decreased our investment in this stock this period. A non-benchmark position in Agnico Eagle Mines (+117%) also helped, followed by an outsized stake in Amphenol (+92%).
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to health care stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2015 through September 30, 2025. Initial investment of $10,000. Class O $10,000 $11,505 $13,689 $16,575 $16,131 $20,406 $26,241 $21,664 $26,618 $36,810 $42,318 S&P 500® Index $10,000 $11,543 $13,691 $16,143 $16,830 $19,380 $25,194 $21,296 $25,900 $35,315 $41,530 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class O 14.96% 15.71% 15.52% S&P 500® Index 17.60% 16.47% 15.30% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,835,245,388
Holdings Count | shares	235
Advisory Fees Paid, Amount	$ 15,468,639
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$3,835,245,388
Number of Holdings	235
Total Advisory Fee	$15,468,639
Portfolio Turnover	85%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 34.3 Consumer Discretionary 12.4 Communication Services 12.2 Financials 12.1 Industrials 8.7 Health Care 7.5 Materials 4.3 Consumer Staples 2.3 Energy 2.0 Real Estate 1.5 Utilities 1.3 Common Stocks 98.2 Preferred Stocks 0.4 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 Preferred Stocks - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 United States 90.3 Canada 2.2 Taiwan 1.8 China 1.5 Netherlands 0.9 Italy 0.7 United Kingdom 0.7 Brazil 0.6 France 0.4 Others 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.3 Canada - 2.2 Taiwan - 1.8 China - 1.5 Netherlands - 0.9 Italy - 0.7 United Kingdom - 0.7 Brazil - 0.6 France - 0.4 Others - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 9.5 Microsoft Corp 7.8 Apple Inc 5.5 Alphabet Inc Class C 4.3 Amazon.com Inc 4.2 Meta Platforms Inc Class A 3.7 Broadcom Inc 1.9 Taiwan Semiconductor Manufacturing Co Ltd ADR 1.8 Mastercard Inc Class A 1.5 Boeing Co 1.3 41.5
Fidelity Advisor Diversified Stock Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Diversified Stock Fund
Class Name	Fidelity Advisor® Diversified Stock Fund Class M
Trading Symbol	FDTEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Diversified Stock Fund for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 116	1.08%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending September 30, 2025, extending a historically fast rebound that began in early April, supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reduction since December.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P 500® index for the fiscal year, led by the consumer discretionary sector. Picks in financials also hampered the fund's result, as did an overweight in materials.
•The largest individual relative detractor was our stake in UnitedHealth Group (-49%). The stock was not held at period end. An underweight in Palantir Technologies (+390%), an investment we established this period, also hurt. Another notable relative detractor was an underweight in Tesla (+70%), however this period we increased exposure to the stock.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in materials. Investment choices and an underweight in consumer staples also boosted the portfolio's relative return. Stock picking in information technology, primarily within the semiconductors & semiconductor equipment industry, helped as well.
•The top individual relative contributor was an overweight in GE Vernova (+137%), where we decreased our investment in this stock this period. A non-benchmark position in Agnico Eagle Mines (+117%) also helped, followed by an outsized stake in Amphenol (+92%).
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to health care stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2015 through September 30, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $11,019 $13,013 $15,645 $15,110 $18,984 $24,250 $19,881 $24,262 $33,326 $38,062 S&P 500® Index $10,000 $11,543 $13,691 $16,143 $16,830 $19,380 $25,194 $21,296 $25,900 $35,315 $41,530 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 10.22% 14.11% 14.30% Class M (without 3.50% sales charge) 14.21% 14.93% 14.71% S&P 500® Index 17.60% 16.47% 15.30% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,835,245,388
Holdings Count | shares	235
Advisory Fees Paid, Amount	$ 15,468,639
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$3,835,245,388
Number of Holdings	235
Total Advisory Fee	$15,468,639
Portfolio Turnover	85%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 34.3 Consumer Discretionary 12.4 Communication Services 12.2 Financials 12.1 Industrials 8.7 Health Care 7.5 Materials 4.3 Consumer Staples 2.3 Energy 2.0 Real Estate 1.5 Utilities 1.3 Common Stocks 98.2 Preferred Stocks 0.4 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 Preferred Stocks - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 United States 90.3 Canada 2.2 Taiwan 1.8 China 1.5 Netherlands 0.9 Italy 0.7 United Kingdom 0.7 Brazil 0.6 France 0.4 Others 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.3 Canada - 2.2 Taiwan - 1.8 China - 1.5 Netherlands - 0.9 Italy - 0.7 United Kingdom - 0.7 Brazil - 0.6 France - 0.4 Others - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 9.5 Microsoft Corp 7.8 Apple Inc 5.5 Alphabet Inc Class C 4.3 Amazon.com Inc 4.2 Meta Platforms Inc Class A 3.7 Broadcom Inc 1.9 Taiwan Semiconductor Manufacturing Co Ltd ADR 1.8 Mastercard Inc Class A 1.5 Boeing Co 1.3 41.5
Fidelity Advisor Diversified Stock Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Diversified Stock Fund
Class Name	Fidelity Advisor® Diversified Stock Fund Class I
Trading Symbol	FDTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Diversified Stock Fund for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 60	0.56%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending September 30, 2025, extending a historically fast rebound that began in early April, supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reduction since December.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P 500® index for the fiscal year, led by the consumer discretionary sector. Picks in financials also hampered the fund's result, as did an overweight in materials.
•The largest individual relative detractor was our stake in UnitedHealth Group (-49%). The stock was not held at period end. An underweight in Palantir Technologies (+390%), an investment we established this period, also hurt. Another notable relative detractor was an underweight in Tesla (+70%), however this period we increased exposure to the stock.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in materials. Investment choices and an underweight in consumer staples also boosted the portfolio's relative return. Stock picking in information technology, primarily within the semiconductors & semiconductor equipment industry, helped as well.
•The top individual relative contributor was an overweight in GE Vernova (+137%), where we decreased our investment in this stock this period. A non-benchmark position in Agnico Eagle Mines (+117%) also helped, followed by an outsized stake in Amphenol (+92%).
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to health care stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2015 through September 30, 2025. Initial investment of $10,000. Class I $10,000 $11,492 $13,653 $16,504 $16,033 $20,253 $26,011 $21,440 $26,308 $36,318 $41,702 S&P 500® Index $10,000 $11,543 $13,691 $16,143 $16,830 $19,380 $25,194 $21,296 $25,900 $35,315 $41,530 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 14.83% 15.54% 15.35% S&P 500® Index 17.60% 16.47% 15.30% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,835,245,388
Holdings Count | shares	235
Advisory Fees Paid, Amount	$ 15,468,639
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$3,835,245,388
Number of Holdings	235
Total Advisory Fee	$15,468,639
Portfolio Turnover	85%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 34.3 Consumer Discretionary 12.4 Communication Services 12.2 Financials 12.1 Industrials 8.7 Health Care 7.5 Materials 4.3 Consumer Staples 2.3 Energy 2.0 Real Estate 1.5 Utilities 1.3 Common Stocks 98.2 Preferred Stocks 0.4 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 Preferred Stocks - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 United States 90.3 Canada 2.2 Taiwan 1.8 China 1.5 Netherlands 0.9 Italy 0.7 United Kingdom 0.7 Brazil 0.6 France 0.4 Others 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.3 Canada - 2.2 Taiwan - 1.8 China - 1.5 Netherlands - 0.9 Italy - 0.7 United Kingdom - 0.7 Brazil - 0.6 France - 0.4 Others - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 9.5 Microsoft Corp 7.8 Apple Inc 5.5 Alphabet Inc Class C 4.3 Amazon.com Inc 4.2 Meta Platforms Inc Class A 3.7 Broadcom Inc 1.9 Taiwan Semiconductor Manufacturing Co Ltd ADR 1.8 Mastercard Inc Class A 1.5 Boeing Co 1.3 41.5
Fidelity Advisor Diversified Stock Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Diversified Stock Fund
Class Name	Fidelity Advisor® Diversified Stock Fund Class C
Trading Symbol	FDTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Diversified Stock Fund for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 171	1.60%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending September 30, 2025, extending a historically fast rebound that began in early April, supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reduction since December.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P 500® index for the fiscal year, led by the consumer discretionary sector. Picks in financials also hampered the fund's result, as did an overweight in materials.
•The largest individual relative detractor was our stake in UnitedHealth Group (-49%). The stock was not held at period end. An underweight in Palantir Technologies (+390%), an investment we established this period, also hurt. Another notable relative detractor was an underweight in Tesla (+70%), however this period we increased exposure to the stock.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in materials. Investment choices and an underweight in consumer staples also boosted the portfolio's relative return. Stock picking in information technology, primarily within the semiconductors & semiconductor equipment industry, helped as well.
•The top individual relative contributor was an overweight in GE Vernova (+137%), where we decreased our investment in this stock this period. A non-benchmark position in Agnico Eagle Mines (+117%) also helped, followed by an outsized stake in Amphenol (+92%).
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to health care stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2015 through September 30, 2025. Initial investment of $10,000. Class C $10,000 $11,356 $13,344 $15,953 $15,327 $19,140 $24,314 $19,818 $24,055 $33,151 $37,987 S&P 500® Index $10,000 $11,543 $13,691 $16,143 $16,830 $19,380 $25,194 $21,296 $25,900 $35,315 $41,530 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 12.63% 14.30% 14.28% Class C 13.62% 14.30% 14.28% S&P 500® Index 17.60% 16.47% 15.30% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,835,245,388
Holdings Count | shares	235
Advisory Fees Paid, Amount	$ 15,468,639
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$3,835,245,388
Number of Holdings	235
Total Advisory Fee	$15,468,639
Portfolio Turnover	85%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 34.3 Consumer Discretionary 12.4 Communication Services 12.2 Financials 12.1 Industrials 8.7 Health Care 7.5 Materials 4.3 Consumer Staples 2.3 Energy 2.0 Real Estate 1.5 Utilities 1.3 Common Stocks 98.2 Preferred Stocks 0.4 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 Preferred Stocks - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 United States 90.3 Canada 2.2 Taiwan 1.8 China 1.5 Netherlands 0.9 Italy 0.7 United Kingdom 0.7 Brazil 0.6 France 0.4 Others 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.3 Canada - 2.2 Taiwan - 1.8 China - 1.5 Netherlands - 0.9 Italy - 0.7 United Kingdom - 0.7 Brazil - 0.6 France - 0.4 Others - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 9.5 Microsoft Corp 7.8 Apple Inc 5.5 Alphabet Inc Class C 4.3 Amazon.com Inc 4.2 Meta Platforms Inc Class A 3.7 Broadcom Inc 1.9 Taiwan Semiconductor Manufacturing Co Ltd ADR 1.8 Mastercard Inc Class A 1.5 Boeing Co 1.3 41.5
Fidelity Advisor Diversified Stock Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Diversified Stock Fund
Class Name	Fidelity Advisor® Diversified Stock Fund Class A
Trading Symbol	FDTOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Diversified Stock Fund for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 82	0.76%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending September 30, 2025, extending a historically fast rebound that began in early April, supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reduction since December.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P 500® index for the fiscal year, led by the consumer discretionary sector. Picks in financials also hampered the fund's result, as did an overweight in materials.
•The largest individual relative detractor was our stake in UnitedHealth Group (-49%). The stock was not held at period end. An underweight in Palantir Technologies (+390%), an investment we established this period, also hurt. Another notable relative detractor was an underweight in Tesla (+70%), however this period we increased exposure to the stock.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in materials. Investment choices and an underweight in consumer staples also boosted the portfolio's relative return. Stock picking in information technology, primarily within the semiconductors & semiconductor equipment industry, helped as well.
•The top individual relative contributor was an overweight in GE Vernova (+137%), where we decreased our investment in this stock this period. A non-benchmark position in Agnico Eagle Mines (+117%) also helped, followed by an outsized stake in Amphenol (+92%).
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to health care stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2015 through September 30, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $10,805 $12,813 $15,462 $14,990 $18,895 $24,218 $19,918 $24,390 $33,613 $38,517 S&P 500® Index $10,000 $11,543 $13,691 $16,143 $16,830 $19,380 $25,194 $21,296 $25,900 $35,315 $41,530 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 8.00% 13.95% 14.44% Class A (without 5.75% sales charge) 14.59% 15.31% 15.12% S&P 500® Index 17.60% 16.47% 15.30% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,835,245,388
Holdings Count | shares	235
Advisory Fees Paid, Amount	$ 15,468,639
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$3,835,245,388
Number of Holdings	235
Total Advisory Fee	$15,468,639
Portfolio Turnover	85%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 34.3 Consumer Discretionary 12.4 Communication Services 12.2 Financials 12.1 Industrials 8.7 Health Care 7.5 Materials 4.3 Consumer Staples 2.3 Energy 2.0 Real Estate 1.5 Utilities 1.3 Common Stocks 98.2 Preferred Stocks 0.4 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 Preferred Stocks - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 United States 90.3 Canada 2.2 Taiwan 1.8 China 1.5 Netherlands 0.9 Italy 0.7 United Kingdom 0.7 Brazil 0.6 France 0.4 Others 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.3 Canada - 2.2 Taiwan - 1.8 China - 1.5 Netherlands - 0.9 Italy - 0.7 United Kingdom - 0.7 Brazil - 0.6 France - 0.4 Others - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 9.5 Microsoft Corp 7.8 Apple Inc 5.5 Alphabet Inc Class C 4.3 Amazon.com Inc 4.2 Meta Platforms Inc Class A 3.7 Broadcom Inc 1.9 Taiwan Semiconductor Manufacturing Co Ltd ADR 1.8 Mastercard Inc Class A 1.5 Boeing Co 1.3 41.5
Fidelity Advisor Capital Development Fund - Class O
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Capital Development Fund
Class Name	Fidelity Advisor® Capital Development Fund Class O
Trading Symbol	FDETX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Capital Development Fund for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class O	$ 59	0.53%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending September 30, 2025, extending a historically fast rebound that began in early April, supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reduction since December.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500 index for the fiscal year, especially within industrials, where our stock picks in capital goods helped most. Stock picks in financials and health care also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in GE Vernova (+137%). The second-largest relative contributor was an overweight in GE Aerospace (+60%). An overweight in Wells Fargo (+52%) also helped. Each was among the fund's top holdings.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in information technology. Stock picking in communication services, primarily within the media & entertainment industry, also hurt. Also detracting was an overweight in energy. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor this period was avoiding Tesla, a benchmark component that gained 70%. A second notable relative detractor was an overweight in Exxon Mobil (0%). The stock was one of the fund's biggest holdings. Another notable relative detractor this period was avoiding Palantir Technologies, a benchmark component that gained about 390%.
•Notable changes in positioning include a lower allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2015 through September 30, 2025. Initial investment of $10,000. Class O $10,000 $11,501 $13,695 $15,754 $15,529 $15,935 $22,247 $19,383 $24,700 $33,586 $41,847 S&P 500® Index $10,000 $11,543 $13,691 $16,143 $16,830 $19,380 $25,194 $21,296 $25,900 $35,315 $41,530 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class O 24.60% 21.30% 15.39% S&P 500® Index 17.60% 16.47% 15.30% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 5,758,190,180
Holdings Count | shares	178
Advisory Fees Paid, Amount	$ 27,131,243
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$5,758,190,180
Number of Holdings	178
Total Advisory Fee	$27,131,243
Portfolio Turnover	18%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 24.8 Industrials 18.1 Financials 16.0 Health Care 10.3 Communication Services 9.9 Energy 8.4 Consumer Staples 3.9 Consumer Discretionary 2.8 Materials 2.1 Utilities 1.1 Real Estate 0.6 Common Stocks 97.9 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.9 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 United States 90.4 Canada 2.4 Zambia 1.5 Belgium 1.1 United Kingdom 1.0 Germany 0.9 Netherlands 0.8 Taiwan 0.7 France 0.6 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.4 Canada - 2.4 Zambia - 1.5 Belgium - 1.1 United Kingdom - 1.0 Germany - 0.9 Netherlands - 0.8 Taiwan - 0.7 France - 0.6 Others - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.6 Microsoft Corp 6.8 Wells Fargo & Co 6.0 GE Aerospace 4.9 GE Vernova Inc 4.1 Boeing Co 4.0 Exxon Mobil Corp 3.7 Meta Platforms Inc Class A 3.2 Bank of America Corp 2.8 Alphabet Inc Class A 2.7 45.8
Fidelity Advisor Capital Development Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Capital Development Fund
Class Name	Fidelity Advisor® Capital Development Fund Class M
Trading Symbol	FDTZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Capital Development Fund for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 131	1.17%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending September 30, 2025, extending a historically fast rebound that began in early April, supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reduction since December.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500 index for the fiscal year, especially within industrials, where our stock picks in capital goods helped most. Stock picks in financials and health care also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in GE Vernova (+137%). The second-largest relative contributor was an overweight in GE Aerospace (+60%). An overweight in Wells Fargo (+52%) also helped. Each was among the fund's top holdings.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in information technology. Stock picking in communication services, primarily within the media & entertainment industry, also hurt. Also detracting was an overweight in energy. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor this period was avoiding Tesla, a benchmark component that gained 70%. A second notable relative detractor was an overweight in Exxon Mobil (0%). The stock was one of the fund's biggest holdings. Another notable relative detractor this period was avoiding Palantir Technologies, a benchmark component that gained about 390%.
•Notable changes in positioning include a lower allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2015 through September 30, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $11,010 $12,993 $14,835 $14,498 $14,752 $20,448 $17,678 $22,364 $30,205 $37,395 S&P 500® Index $10,000 $11,543 $13,691 $16,143 $16,830 $19,380 $25,194 $21,296 $25,900 $35,315 $41,530 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 19.47% 19.59% 14.10% Class M (without 3.50% sales charge) 23.80% 20.45% 14.51% S&P 500® Index 17.60% 16.47% 15.30% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 5,758,190,180
Holdings Count | shares	178
Advisory Fees Paid, Amount	$ 27,131,243
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$5,758,190,180
Number of Holdings	178
Total Advisory Fee	$27,131,243
Portfolio Turnover	18%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 24.8 Industrials 18.1 Financials 16.0 Health Care 10.3 Communication Services 9.9 Energy 8.4 Consumer Staples 3.9 Consumer Discretionary 2.8 Materials 2.1 Utilities 1.1 Real Estate 0.6 Common Stocks 97.9 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.9 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 United States 90.4 Canada 2.4 Zambia 1.5 Belgium 1.1 United Kingdom 1.0 Germany 0.9 Netherlands 0.8 Taiwan 0.7 France 0.6 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.4 Canada - 2.4 Zambia - 1.5 Belgium - 1.1 United Kingdom - 1.0 Germany - 0.9 Netherlands - 0.8 Taiwan - 0.7 France - 0.6 Others - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.6 Microsoft Corp 6.8 Wells Fargo & Co 6.0 GE Aerospace 4.9 GE Vernova Inc 4.1 Boeing Co 4.0 Exxon Mobil Corp 3.7 Meta Platforms Inc Class A 3.2 Bank of America Corp 2.8 Alphabet Inc Class A 2.7 45.8
Fidelity Advisor Capital Development Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Capital Development Fund
Class Name	Fidelity Advisor® Capital Development Fund Class I
Trading Symbol	FDEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Capital Development Fund for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 75	0.67%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending September 30, 2025, extending a historically fast rebound that began in early April, supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reduction since December.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500 index for the fiscal year, especially within industrials, where our stock picks in capital goods helped most. Stock picks in financials and health care also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in GE Vernova (+137%). The second-largest relative contributor was an overweight in GE Aerospace (+60%). An overweight in Wells Fargo (+52%) also helped. Each was among the fund's top holdings.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in information technology. Stock picking in communication services, primarily within the media & entertainment industry, also hurt. Also detracting was an overweight in energy. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor this period was avoiding Tesla, a benchmark component that gained 70%. A second notable relative detractor was an overweight in Exxon Mobil (0%). The stock was one of the fund's biggest holdings. Another notable relative detractor this period was avoiding Palantir Technologies, a benchmark component that gained about 390%.
•Notable changes in positioning include a lower allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2015 through September 30, 2025. Initial investment of $10,000. Class I $10,000 $11,489 $13,652 $15,695 $15,431 $15,823 $22,058 $19,184 $24,408 $33,140 $41,231 S&P 500® Index $10,000 $11,543 $13,691 $16,143 $16,830 $19,380 $25,194 $21,296 $25,900 $35,315 $41,530 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 24.41% 21.11% 15.22% S&P 500® Index 17.60% 16.47% 15.30% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 5,758,190,180
Holdings Count | shares	178
Advisory Fees Paid, Amount	$ 27,131,243
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$5,758,190,180
Number of Holdings	178
Total Advisory Fee	$27,131,243
Portfolio Turnover	18%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 24.8 Industrials 18.1 Financials 16.0 Health Care 10.3 Communication Services 9.9 Energy 8.4 Consumer Staples 3.9 Consumer Discretionary 2.8 Materials 2.1 Utilities 1.1 Real Estate 0.6 Common Stocks 97.9 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.9 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 United States 90.4 Canada 2.4 Zambia 1.5 Belgium 1.1 United Kingdom 1.0 Germany 0.9 Netherlands 0.8 Taiwan 0.7 France 0.6 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.4 Canada - 2.4 Zambia - 1.5 Belgium - 1.1 United Kingdom - 1.0 Germany - 0.9 Netherlands - 0.8 Taiwan - 0.7 France - 0.6 Others - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.6 Microsoft Corp 6.8 Wells Fargo & Co 6.0 GE Aerospace 4.9 GE Vernova Inc 4.1 Boeing Co 4.0 Exxon Mobil Corp 3.7 Meta Platforms Inc Class A 3.2 Bank of America Corp 2.8 Alphabet Inc Class A 2.7 45.8
Fidelity Advisor Capital Development Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Capital Development Fund
Class Name	Fidelity Advisor® Capital Development Fund Class C
Trading Symbol	FDECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Capital Development Fund for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 186	1.66%

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.66%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending September 30, 2025, extending a historically fast rebound that began in early April, supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reduction since December.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500 index for the fiscal year, especially within industrials, where our stock picks in capital goods helped most. Stock picks in financials and health care also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in GE Vernova (+137%). The second-largest relative contributor was an overweight in GE Aerospace (+60%). An overweight in Wells Fargo (+52%) also helped. Each was among the fund's top holdings.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in information technology. Stock picking in communication services, primarily within the media & entertainment industry, also hurt. Also detracting was an overweight in energy. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor this period was avoiding Tesla, a benchmark component that gained 70%. A second notable relative detractor was an overweight in Exxon Mobil (0%). The stock was one of the fund's biggest holdings. Another notable relative detractor this period was avoiding Palantir Technologies, a benchmark component that gained about 390%.
•Notable changes in positioning include a lower allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2015 through September 30, 2025. Initial investment of $10,000. Class C $10,000 $11,360 $13,356 $15,174 $14,761 $14,965 $20,635 $17,756 $22,354 $30,306 $37,653 S&P 500® Index $10,000 $11,543 $13,691 $16,143 $16,830 $19,380 $25,194 $21,296 $25,900 $35,315 $41,530 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 22.19% 19.86% 14.18% Class C 23.19% 19.86% 14.18% S&P 500® Index 17.60% 16.47% 15.30% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 5,758,190,180
Holdings Count | shares	178
Advisory Fees Paid, Amount	$ 27,131,243
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$5,758,190,180
Number of Holdings	178
Total Advisory Fee	$27,131,243
Portfolio Turnover	18%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 24.8 Industrials 18.1 Financials 16.0 Health Care 10.3 Communication Services 9.9 Energy 8.4 Consumer Staples 3.9 Consumer Discretionary 2.8 Materials 2.1 Utilities 1.1 Real Estate 0.6 Common Stocks 97.9 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.9 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 United States 90.4 Canada 2.4 Zambia 1.5 Belgium 1.1 United Kingdom 1.0 Germany 0.9 Netherlands 0.8 Taiwan 0.7 France 0.6 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.4 Canada - 2.4 Zambia - 1.5 Belgium - 1.1 United Kingdom - 1.0 Germany - 0.9 Netherlands - 0.8 Taiwan - 0.7 France - 0.6 Others - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.6 Microsoft Corp 6.8 Wells Fargo & Co 6.0 GE Aerospace 4.9 GE Vernova Inc 4.1 Boeing Co 4.0 Exxon Mobil Corp 3.7 Meta Platforms Inc Class A 3.2 Bank of America Corp 2.8 Alphabet Inc Class A 2.7 45.8
Fidelity Advisor Capital Development Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Capital Development Fund
Class Name	Fidelity Advisor® Capital Development Fund Class A
Trading Symbol	FDTTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Capital Development Fund for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 91	0.82%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending September 30, 2025, extending a historically fast rebound that began in early April, supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reduction since December.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500 index for the fiscal year, especially within industrials, where our stock picks in capital goods helped most. Stock picks in financials and health care also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in GE Vernova (+137%). The second-largest relative contributor was an overweight in GE Aerospace (+60%). An overweight in Wells Fargo (+52%) also helped. Each was among the fund's top holdings.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in information technology. Stock picking in communication services, primarily within the media & entertainment industry, also hurt. Also detracting was an overweight in energy. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor this period was avoiding Tesla, a benchmark component that gained 70%. A second notable relative detractor was an overweight in Exxon Mobil (0%). The stock was one of the fund's biggest holdings. Another notable relative detractor this period was avoiding Palantir Technologies, a benchmark component that gained about 390%.
•Notable changes in positioning include a lower allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2015 through September 30, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $10,811 $12,835 $14,723 $14,464 $14,806 $20,612 $17,902 $22,754 $30,848 $38,327 S&P 500® Index $10,000 $11,543 $13,691 $16,143 $16,830 $19,380 $25,194 $21,296 $25,900 $35,315 $41,530 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 17.10% 19.53% 14.38% Class A (without 5.75% sales charge) 24.24% 20.95% 15.06% S&P 500® Index 17.60% 16.47% 15.30% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 5,758,190,180
Holdings Count | shares	178
Advisory Fees Paid, Amount	$ 27,131,243
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$5,758,190,180
Number of Holdings	178
Total Advisory Fee	$27,131,243
Portfolio Turnover	18%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 24.8 Industrials 18.1 Financials 16.0 Health Care 10.3 Communication Services 9.9 Energy 8.4 Consumer Staples 3.9 Consumer Discretionary 2.8 Materials 2.1 Utilities 1.1 Real Estate 0.6 Common Stocks 97.9 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.9 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 United States 90.4 Canada 2.4 Zambia 1.5 Belgium 1.1 United Kingdom 1.0 Germany 0.9 Netherlands 0.8 Taiwan 0.7 France 0.6 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.4 Canada - 2.4 Zambia - 1.5 Belgium - 1.1 United Kingdom - 1.0 Germany - 0.9 Netherlands - 0.8 Taiwan - 0.7 France - 0.6 Others - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.6 Microsoft Corp 6.8 Wells Fargo & Co 6.0 GE Aerospace 4.9 GE Vernova Inc 4.1 Boeing Co 4.0 Exxon Mobil Corp 3.7 Meta Platforms Inc Class A 3.2 Bank of America Corp 2.8 Alphabet Inc Class A 2.7 45.8